Other assets and other liabilities - Summary of other assets and other liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Assets And Other Liabilities [Abstract]
Amortization period of revenue	10 years
Revenue, remaining performance obligation, amortization term	10 years